Annual Fund Operating Expenses - Philotimo Focused Growth and Income Fund [Member]	Jul. 29, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%	[1]
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.35%	[2]
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026

[1]	The Fund has adopted a Distribution and Shareholder Services (12b-1) Plan under which the Fund is authorized to pay an annual fee of up to 0.25% of the daily net assets of the Fund as compensation for certain shareholder service and distribution-related activities. The Board of Trustees has adopted a resolution to discontinue accrual of fees under the Rule 12b-1 Plan at this time, although the Board may authorize fee payments by the Fund pursuant to the Rule 12b-1 Plan in the future. Prior to July 31, 2024, the Fund paid 0.05% of its daily net assets pursuant to the 12b-1 Plan.
[2]	Other Expenses do not reflect the recovery of previously waived fees which increased the expense ratio by 0.06% for the fiscal year ended March 31, 2025.